Convertible Notes and Demand Loans (Tables)	3 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Summary of Senior and Junior Notes

The table details the amounts recognized for the Senior and Junior Notes at the date of issuance:

	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

Summary of Convertible Notes

The table details the continuity of convertible notes for the year ended April 30, 2012 and for the three months ended July 31, 2012:

	Face Value of the Notes	Carrying amount of the Notes
Balance, April 30, 2011	$9,451,069	$6,666,263
Issued
Interest and amortization of debt discount	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Issued	-	-
Amortization of debt discount	-	307,682
Balance, July 31, 2012	$9,726,980	$9,405,315